Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000129662 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000129662 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000129662 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129662 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129662 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129662 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129662 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129662 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129662 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129662 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129662 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000129662 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000129662 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000129662 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129662 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129663 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000129663 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000129663 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000129663 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129663 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129663 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129663 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129663 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129663 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129663 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129663 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000129663 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000129663 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000129663 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129663 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169042 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000169042 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000169042 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169042 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169042 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169042 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169042 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169042 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169042 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169042 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169042 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000169042 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000169042 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000169042 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169042 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%